Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13:- SHAREHOLDERS’ EQUITY

a.	Ordinary Shares: Composition of shareholders’ equity:

1.	Issuance of Ordinary Shares in connection with a Securities Purchase Agreement:

On May 16, 2019, the Company entered into and closed a securities purchase agreement with several investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1,000 and $65 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants were exercisable for 3.5 years and were subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants was to be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent. On October 23, 2022, the Company extended the contractual term of the warrants by an additional three years. During the year ended December 31, 2025, all the warrants have been exercised into 300,000 Ordinary Shares of the Company. The net cash received by the Company amounted to $990.

2.	Issuance of Ordinary Shares in connection with Prospectus Supplement filed on December 30, 2020:

On January 4, 2021, the Company entered into a definitive agreement with several institutional investors for the purchase and sale of 800,000 Ordinary Shares and 720,000 warrants to purchase Ordinary Shares at a combined purchase price of $2.50 in a registered direct offering with a total gross amount of $2,000 or $1,841 net of issuance expenses. The warrants have an exercise price of $2.75 per share, are immediately exercisable and have a five-year term. During the year ended December 31, 2025, all the warrants have been exercised into 720,000 Ordinary Shares of the Company. The net cash received by the Company amounted to $1,980.

	As of December 31, 2025		As of December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary Shares with no par value (*)	11,000,000	7,028,934	11,000,000	5,792,559

(*) At the Annual General Meeting of shareholders held on December 15, 2022, it was approved to increase the Company’s authorized share capital by 3,000,000 Ordinary Shares, from 8,000,000 authorized shares to 11,000,000 authorized shares. The Ordinary Shares have no nominal value and rank pari-passu in all respects.

4.	On May 2, 2022, the Company entered into a definitive agreement with several investors for the sale of 450,000 units, each consisting of one Ordinary Share and one half warrant to purchase an Ordinary Share, at a unit purchase price of $2.2. The warrants have an exercise price of $2.2 per Ordinary Share and are exercisable into Ordinary Shares over a five-year term. The sale of the units was made in a registered direct offering with a total gross amount of $990 or $911 net of incremental and direct issuance expenses. The Company issued 8,100 warrants as fees to a placement agent. As of December 31, 2025, 5,000 warrants have been exercised into 5,000 Ordinary Shares of the Company. The net cash received by the Company amounted to $11.
b.	Warrants to shareholders

The Company’s outstanding warrants to shareholders as of December 31, 2025, are as follows:

Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
228,100	2.2	1.33

Outstanding and exercisable warrants	Issuance Date	Last Date to Exercise	Exercise Price	Remaining contractual life (years)
228,100	03/05/2022	02/05/2027	2.20	1.33

c.	Stock option plans:

In May 2003, the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. On December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors was able to grant options under the Plan through May 31, 2023. On May 28, 2023, the Company’s Board of Directors approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2033.

In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.

On December 15, 2022, the Company’s shareholders approved an increase of the number of Ordinary Shares available for issuance under the Plan, by 300,000 to a total of 1,000,000 Ordinary Shares.

Under the Plan, the terms and conditions of the options and the number of shares subject thereto shall be determined by the Board of Directors. The Board of Directors also has discretion to determine the nature of the consideration to be paid upon the exercise of an option under the Plan. Such consideration generally may consist of cash, or, at the discretion of the Board of Directors, cash and a recourse promissory note.

The Ordinary Shares acquired upon exercise of an option are subject to certain restrictions on transfer, sale, or hypothecation. Options are exercisable and restrictions on disposition of shares lapse pursuant to the terms of the individual agreements under which such options were granted or shares issued.

The Company has elected to designate the Plan under the “capital gains” track of Section 102 of Israeli Income Tax Ordinance 5721-1961 (the “Tax Ordinance”), designed to afford qualified optionees certain tax benefits under the Tax Ordinance (a “Section 102 Plan”). Pursuant to the election made by the Company, capital gains derived by optionees arising from the sale of shares pursuant to the exercise of options granted to them under the Plan, will be subject to a flat capital gains tax rate of 25% (instead of the gains being taxed as salary income at the employee’s marginal tax rate). However, as a result of this election, the Company is not allowed to claim the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as an expense for tax purposes.

The Company may change its election from time to time, as permitted by the Tax Ordinance. There are various conditions that must be met in order to qualify for these benefits, including the registration of the options in the name of a trustee (the “Trustee”) for each of the employees who is granted options. Each option and any Ordinary Shares acquired upon the exercise of the option must be held by the Trustee for a period commencing on the date of grant and ending no earlier than 24 months from the date of grant.

In the year 2025, the Company issued to its directors and officers a total of 25,000 options to purchase Ordinary Shares.

In the year 2024, the Company issued to its directors and officers a total of 37,500 options to purchase Ordinary Shares.

In the year 2023, the Company did not issue to its directors and officers any options to purchase Ordinary Shares.

The options’ exercise price is determined as the weighted average of the closing prices of the Ordinary Shares on the Nasdaq Capital Market during the 20 trading days preceding the date of approval of the grant by the Board of Directors or for grants to the Chief Executive Officer or directors, 20 trading days preceding the approval of the grant by the shareholders.

The options will vest and become exercisable annually over a period of three years, in three equal parts, such that one third of the options shall vest on each of the first, second and third anniversary of the grant date, provided that the director or officer is still serving on the applicable vesting date.

The options shall expire on the fifth anniversary of the grant date.

Payment of the exercise price must be made in full upon exercise of the options, by cash or check or cash equivalent, or by the assignment of the proceeds of a sale of some or all of the Ordinary Shares being acquired upon exercise of the options, or by any combination of the foregoing.

As of December 31, 2025, there are 180,700 options available for future grants under the Plan. Each option granted under the Plan expires five years from the date of the grant. The options generally vest gradually over a period of up to three years.

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2025, 2024, 2023 is as follows:

	2025		2024		2023
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	315,000	$2.96	300,833	$2.89	347,333	$2.79
Changes during the year:
Granted	25,000	$3.92	37,500	$2.97	-	$-
Exercised	(211,375)	$3.01	(23,333)	$2.14	(46,500)	$2.16
Forfeited	(2,500)	$2.78	-	$-	-	$-
Outstanding - year end	126,125	$3.07	315,000	$2.96	300,833	$2.89
Vested and expected to vest	76,124	$2.81	248,333	$3.04	183,333	$2.95
Exercisable at year end	76,124	$2.81	248,333	$3.04	156,666	$3.09

During the years 2025, 2024, and 2023, stock-based compensation expense related to employees and directors stock options amounted to $42, $74, and $98 respectively, and is included in general and administrative expenses within the statement of operations.

Below are the issuances of shares and options during the reports periods:

●	On August 8, 2024, the Company issued to its director and officers, a total of 37,500 options.

●	On December 5, 2024, the Company issued to its CEO, 21,208 shares.

●	On May 25, 2025, the Company issued to its director and officers, a total of 25,000 options.

●

During 2025, the Company approved bonuses for its Chief Executive Officer and Chief Financial Officer in the amount of $102 thousand, in recognition of their services rendered during the year. Each bonus was payable in Ordinary Shares, issued on the date of approval by the shareholders – October 2025. The number of shares issued was calculated based on a price per share equal to the volume-weighted average closing price of the Company’s Ordinary Shares on NASDAQ during the 20 trading days preceding the date of the approval of the bonus by the Board. Each bonus is subject to a clawback in accordance with the Company’s Compensation Policy. The related shares were issued in 2026.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 was $1.25, $0.87 and $0, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2025, was $1.06. The aggregate intrinsic value of the outstanding options in each of the years ended December 31, 2025, 2024 and 2023 was $188, $129 and $0. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company’s Ordinary Shares on December 31 of the respective year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on such date.

During the years ended December 31, 2025, 2024 and 2023, exercised options amounted to a total of 211,375, 23,333 and 46,500, respectively. As of December 31, 2025 and 2024, there were a total of $41 and $52 respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s Plan. That cost is expected to be recognized through 2026 until 2028.

Options granted to employees and directors that are outstanding as of December 31, 2025, broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2025	life (years)	2025	(years)

2.245	31,667	1.95	31,667	1.95
2.968	30,834	3.64	5,833	3.64
3.251	7,500	0.81	7,500	0.81
3.252	31,124	0.81	31,124	0.81
3.876	10,000	4.40	-	4.40
3.986	15,000	4.21	-	4.21

Grand Total	126,125	2.48	76,124	1.50

See also Note 2r regarding the assumptions utilized for the un measurement of the fair value of stock options at the grant date.